Investments - Schedule of Allowance for Expected Credit Losses (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Debt Securities, Available-for-Sale, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	$ 2.8	$ 1.9	$ 0.6	$ 5.9
Expected credit losses on securities where credit losses were not previously recognized	1.7	0.2	3.9	0.7
Reductions for expected credit losses on securities where credit losses were previously recognized	(0.3)	(0.8)	(0.2)	(5.2)
Securities sold/redeemed/matured	(0.6)	(0.7)	(0.7)	(0.8)
Balance at end of period	$ 3.6	$ 0.6	$ 3.6	$ 0.6